Accounts Payable and Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounts Payable and Accrued Expenses
Accounts Payable and Accrued Expenses

(6)   Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following:

	September 30,	December 31,
	2023	2022
Professional and general consulting fees	$778,556	$758,816
R&D-related – CMOs, CROs, supplies, equipment and consulting	3,110,537	2,397,038
General expenses	440,672	124,676
Insurance premiums	525,425	844,283
Payroll and benefits	222,440	164,657
Accrued license payments	61,322	57,820
	$5,138,952	$4,347,290

At September 30, 2023, and December 31, 2022, the Company’s outstanding payables to CROs or CMOs included above were $2,754,447 and $2,030,347, respectively.

See Note 8 for further information regarding the accrued license payments.

(6)   Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following:

	December 31,
	2022	2021
Professional and general consulting fees	$758,816	$218,476
R&D-related – CMOs, CROs, supplies, equipment and consulting	2,397,038	595,465
General expenses	124,676	256,463
Insurance premiums	844,283	945,928
Payroll and benefits	164,657	482,237
Accrued license payments	57,820	5,000
	$4,347,290	$2,503,569

At December 31, 2022 and 2021, the Company’s outstanding payables to CROs or CMOs included above were $2,030,347 and $386,057, respectively.

See Note 8 for further information regarding the accrued license payments.